Restructuring and Divestiture Charges - Table of Charges Taken Related to Restructuring Actions (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 29, 2012	Sep. 24, 2011	Sep. 25, 2010
Restructuring Cost and Reserve [Line Items]
Non-cash impairment charge	$ 16,901	$ 0	$ 0
Purchase orders and other contractual obligations	3,099
Workforce reductions	15,249
Facility closure costs	430
Other	900
Total charges	36,579
Recorded to cost of product sales	19,064
Recorded to restructuring	17,515
Total charges	36,579
Non-cash impairment charges	16,901	0	0
Stock compensation	(3,500)
Severance payments	(2,629)
Purchase orders and other contractual obligations payments	(2,572)
Other payments	(430)
Acquired	83
Foreign exchange and other adjustments	113
Balance at September 29, 2012	10,743
Abandonment of Adiana Product Line [Member]
Restructuring Cost and Reserve [Line Items]
Non-cash impairment charge	16,316
Purchase orders and other contractual obligations	3,099
Workforce reductions	128
Total charges	19,543
Recorded to cost of product sales	19,064
Recorded to restructuring	479
Total charges	19,543
Non-cash impairment charges	16,316
Severance payments	(128)
Purchase orders and other contractual obligations payments	(2,572)
Balance at September 29, 2012	527
Consolidation of Diagnostics Operations [Member]
Restructuring Cost and Reserve [Line Items]
Non-cash impairment charge	585
Workforce reductions	14,202
Total charges	14,787
Recorded to restructuring	14,787
Total charges	14,787
Non-cash impairment charges	585
Stock compensation	(3,500)
Severance payments	(2,423)
Acquired	83
Foreign exchange and other adjustments	22
Balance at September 29, 2012	8,384
Closure of Indianapolis Facility [Member]
Restructuring Cost and Reserve [Line Items]
Workforce reductions	879
Other	900
Total charges	1,779
Recorded to restructuring	1,779
Total charges	1,779
Balance at September 29, 2012	1,779
Other Operating Cost Reductions [Member]
Restructuring Cost and Reserve [Line Items]
Workforce reductions	40
Facility closure costs	430
Total charges	470
Recorded to restructuring	470
Total charges	470
Severance payments	(78)
Other payments	(430)
Foreign exchange and other adjustments	91
Balance at September 29, 2012	$ 53